Cover Page	Jan. 28, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 28, 2020
City Area Code	414
Local Phone Number	643-3739
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	REXNORD CORPORATION
Entity File Number	001-35475
Entity Tax Identification Number	20-5197013
Entity Address, Address Line One	511 W. Freshwater Way
Entity Address, Postal Zip Code	53204
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001439288
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Emerging Growth Company	false
Entity Address, City or Town	Milwaukee,
Entity Address, State or Province	WI
Redeemable Convertible Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock $.01 par value
Trading Symbol	RXN
Security Exchange Name	NYSE